Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 41.49%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,000	$100,269
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,968	94,976
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,646	47,586
Vanguard Short-Term Treasury ETF (a)............................................................................		1,645	95,065
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			337,896
		Notional
PURCHASED OPTIONS - 159.99% (b)(c)	Contracts	Amount

CALL OPTIONS - 96.71%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $467.03.......................................	11	$394,416	178
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.47..........................................	22	788,832	787,531
PUT OPTIONS - 63.28%			787,709

iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.70..................	70	717,150	224,727
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price
$122.87................................................................................................................	77	788,865	158,764
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $420.33......................................	22	788,832	130,471
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.28.......................................	22	788,832	1,308
TOTAL PURCHASED OPTIONS (Cost $1,183,953)			515,270
			1,302,979
Total Investments (Cost $1,533,438) - 201.48%............................................................			1,640,875
Liabilities in Excess of Other Assets - (101.48)%...........................................................			(826,507)
....................................................................................TOTAL NET ASSETS - 100.00%			$814,368

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,896.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	1/10/2023	$187.28	22	$(788,832)	$(381,725)
PUT OPTIONS					(381,725)

iShares 20+ Year Treasury Bond ETF...............	1/10/2023	$141.79	70	(717,150)	(275,108)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	1/10/2023	$129.34	77	(788,865)	(210,813)
S&P 500® Mini Index...................................	1/10/2023	$467.03	22	(788,832)	(229,195)
TOTAL OPTIONS WRITTEN (Premiums Received $807,165)					(715,116)
					$(1,096,841)